CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' DEFICIT - USD ($)	Common Stock Class A Common Stock SPRING VALLEY ACQUISITION CORP	Common Stock Class B ordinary share Sponsor SPRING VALLEY ACQUISITION CORP	Common Stock Class B ordinary share SPRING VALLEY ACQUISITION CORP	Additional Paid-in Capital Sponsor SPRING VALLEY ACQUISITION CORP	Additional Paid-in Capital SPRING VALLEY ACQUISITION CORP	Accumulated Deficit SPRING VALLEY ACQUISITION CORP	Accumulated Deficit	Sponsor SPRING VALLEY ACQUISITION CORP	SPRING VALLEY ACQUISITION CORP	Total
Balance at the beginning at Aug. 19, 2020	$ 0		$ 0		$ 0	$ 0			$ 0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of shares		$ 575		$ 24,425				$ 25,000
Issuance of shares (in shares)		5,750,000
Accretion of Class A Ordinary Shares to redemption value					(24,425)	(26,643,676)			(26,668,101)
Net income (loss)						(12,971,424)			(12,971,424)
Balance at the end at Dec. 31, 2020	$ 0		$ 575		0	(39,615,100)			(39,614,525)
Balance at the end (in shares) at Dec. 31, 2020	0		5,750,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of shares										$ 39,000
Accretion of Class A Ordinary Shares to redemption value						(25,000)			(25,000)
Net income (loss)						8,734,669	$ (22,666,000)		8,734,669	(22,666,000)
Balance at the end at Mar. 31, 2021	$ 0		$ 575		0	(30,905,431)			(30,904,856)
Balance at the end (in shares) at Mar. 31, 2021	0		5,750,000
Balance at the beginning at Dec. 31, 2020	$ 0		$ 575		0	(39,615,100)			(39,614,525)
Balance at the beginning (in shares) at Dec. 31, 2020	0		5,750,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of shares										$ 65,000
Issuance of shares (in shares)										32,000
Accretion of Class A Ordinary Shares to redemption value						(25,000)			(25,000)
Net income (loss)						3,202,748	(102,493,000)		3,202,748	$ (102,493,000)
Balance at the end at Dec. 31, 2021	$ 0		$ 575		0	(36,437,352)			(36,436,777)
Balance at the end (in shares) at Dec. 31, 2021	0		5,750,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)						(15,958,891)	$ (23,373,000)		(15,958,891)	$ (23,373,000)
Balance at the end at Mar. 31, 2022	$ 0		$ 575		$ 0	$ (52,396,243)			$ (52,395,668)
Balance at the end (in shares) at Mar. 31, 2022	0		5,750,000